8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES

NOTE 7 – 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES

Note Issuance November 21, 2018

On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches. The first tranche principal of $701,818 was issued, with an Original Issue Discount (“OID”) of $81,818, a $20,000 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $600,000. The second tranche was issued on February 12, 2019 in the principal amount of $681,818, with an OID of $81,818 and the Company received proceeds of $600,000. Each tranche matured 6 months after the issue date. The note was convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date.

The Note had a BCF for both tranches, which were valued, along with the warrants, on a relative fair value method. In the first tranche, the warrant fair value was $171,121 (See Note 11, “Warrants”) and the BCF fair value was $523,326 for a total debt discount of $694,447. During the six months ended June 30, 2020, the Company amortized the remaining debt discount in the amount of $58,250 to interest expense.

In the second tranche, the warrant fair value (See Note 11, “Warrants”) was $121,320 and the BCF fair value was $230,843 for a debt discount of $525,009. During the six months ended June 30, 2020, the Company amortized $230,843 of the debt discount to interest expense.  The remaining debt discount was fully amortized as of December 31, 2020.

During the three months ended March 31, 2020, the Investor converted $166,724 in principal amount of the Note into 215,285 shares of the Company’s common stock. During the three months ended March 31, 2021, the Investor converted $50,091 in principal amount of the Note into 81,755 shares of the Company’s common stock. Total accrued interest on the Note before full conversion during the three months ended March 31, 2021 was $151,212 and the Company had accrued interest on the Note of $145,606 at December 31, 2020.

Note Issuance December 2, 2019

On December 2, 2019, the Company issued a new 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of up to $575,682. The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000. The Note matured on June 2, 2020. The Company defaulted on this Note and also again defaulted on November 28, 2020 (See Note 8, “Default and Forbearance on the 8% Senior Secured Convertible Promissory Notes”).

The Note was convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date.

Amortization of the debt discount into interest expense was $125,452 during the six months ended June 30, 2020. The remaining debt discount was fully amortized as of December 31, 2020.

During the three months ended March 31, 2020, there were no conversions of the Note into shares of the Company’s common stock. During the three months ended March 31, 2021, the Investor converted the remaining principal amount, $121,691 plus accrued interest of $12,612, into 298,679 shares of common stock. The Company had accrued interest of $12,073 on the Note as of December 31, 2020.

Partial Sales, Conversions and Final Disposition of the Notes

On January 29, 2020, the Original Investor sold $30,000 principal amount of the Note to an independent third party investor. Additionally, the Investor entered into a Note Purchase Agreement with the same independent third party investor to sell $800,000 principal amount of the 8% Senior Secured Convertible Promissory Note in three tranches starting January 15, 2021. The tranches were 30 days apart and the principal amounts sold were $300,000 in the first tranche, $300,000 in the second tranche and $200,000 in the third tranche. With the sale of the third tranche, the Original Investor had completely disposed of its Note holdings.

On January 22, 2021 the independent third party investor converted $30,000 in principal amount of the Note at $0.455 into 25,000 shares of the Company’s common stock. Additionally, on January 25, 2021, the same independent third party investor converted $300,000 in principal amount of the Note at $0.60 into 500,000 shares of the Company’s common stock. The independent third party investor subsequently sold $300,000 and $200,000 in principal amount of the Note to SBC Investments Ltd (“SBC”) on February 12, 2021 and March 12, 2021, respectively.

On February 12, 2021, SBC converted $300,000 principal amount of the Note at $0.60 into 500,000 shares. On March 12, 2021, SBC converted $200,000 in principal amount of the Note and $3,945 in accrued interest at $0.60 per share into 339,908 shares of the Company’s common stock. With this last conversion, the Notes have been completely converted into common stock.

Issuance of 8% Senior Secured Convertible Promissory Note, dated March 5, 2021

On March 5, 2021, the Company issued an 8% Senior Secured Convertible Promissory Note (“Note”) in the aggregate principal amount of $1,250,000, less expenses of $25,000, which was recorded as a discount to the Note. The Note matured on September 5, 2021. The Company has entered into a forebearance note from the investor delaying the due date until December 31, 2021.

The note is convertible into common shares of the Company at a price which is the lower of: (i) 80% of the lowest volume weighted average price in the five trading days prior to the date of the lender’s notice of conversion and (ii) $4.25. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice. Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of September 29, 2021, 166,241,388 shares are available to be issued.

As additional consideration for the investment, the Company issued Warrants to acquire up to an aggregate of 120,000 shares of the Company’s common stock at an exercise price of $5.00 per share. The warrants are exercisable by the Investor beginning on the Effective Date through the fifth year anniversary thereof. The warrants’ fair value of $524,904 was calculated using the Black Scholes Model (See Note 11, Warrants). This fair value was reduced with the relative fair value method when including the BCF of the convertible note to $369,671.

The Note has a BCF, which was valued, along with the warrants, on a relative fair value method. The warrant fair value was $369,671 (limited by the relative fair value calculation) and the BCF fair value was $780,128 for a total debt discount of $1,149,799. The exercise price was $3.50 per share, which converts into 356,704 common shares. The common stock price at the valuation date was $4.66 per share, and the effective conversion price was calculated as $2.47, so that the BCF was calculated to be $2.19 per share valuing the BCF at $780,128. During the six months ended June 30, 2021, the Company amortized $741,331 of the debt discounts into interest expense. At June 30, 2021, total accrued interest on the Note was $32,055 which is included in accounts payable and accrued liabilities in the accompanying condensed consolidated balance sheets.